Equity (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 15, 2020	Jun. 09, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 09, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate authorized capital			3,505,000,000		3,505,000,000		3,505,000,000
Common stock, shares authorized			3,500,000,000		3,500,000,000		3,500,000,000	3,500,000,000
Common stock, par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized			5,000,000		5,000,000		5,000,000	5,000,000
Common stock, shares issued			2,588,063,537		2,588,063,537		2,311,123,860	2,233,741,391
Common stock, shares outstanding			2,588,063,537		2,588,063,537		2,311,123,860	2,233,741,391
Preferred stock, shares issued			2		2		0		2
Preferred stock, shares outstanding			2		2		0
Common stock issued for cash				$ 60,000	$ 445,000	$ 285,499	$ 285,499
Common stock issued for conversion of notes			$ 272,919	$ 56,710	$ 943,432	$ 303,159	$ 529,735	$ 262,882
Preferred stock, par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares		18,181,818
Common stock issued for cash		$ 60,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares				1,278,396	44,500,000	4,850,075	4,850,075
Common stock issued for cash				$ 1,278	$ 44,500	$ 4,850	$ 4,850
Common stock issued for conversion of notes, shares			17,532,500	2,835,500	41,700,228	10,499,263	21,690,671	174,556,025
Common stock issued for conversion of notes			$ 17,533	$ 2,836	$ 41,700	$ 10,499	$ 21,691	$ 174,556
Common Stock [Member] | Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares							21,690,671	174,556,025
Common stock issued for cash							$ 1,019,014	$ 703,152
Common stock issued for conversion of notes, shares					41,700,228		21,690,671
Common stock issued for conversion of notes					$ 595,042		$ 1,019,014
Common Stock [Member] | Land Development [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares					4,000,000		1,500,000
Common stock issued for cash					$ 50,400		$ 58,900
Common Stock [Member] | Salaries [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares					1,034,482		8,341,723	78,681,818
Common stock issued for cash					$ 29,999		$ 239,799	$ 495,900
Common Stock [Member] | License [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares					149,402,390
Common stock issued for cash					$ 3,107,570
Common Stock [Member] | Prepaid fees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares					11,000,000
Common stock issued for cash					$ 242,320
Common Stock [Member] | Consulting Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares	20,000,000				25,302,577		21,000,000	173,500,000
Common stock issued for cash	$ 106,000				$ 508,078		$ 858,900	$ 669,750
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares					44,500,000		4,850,075	192,375,737
Common stock issued for cash					$ 445,000		$ 285,500	$ 607,500